Long-term Investments - Composition of Long-term Investments (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Investments, Debt and Equity Securities [Abstract]
Non-marketable equity investments	$ 10,569	$ 7,500	$ 4,787
Equity method investments	14,949	28,088	3,700	$ 17,881
Total	$ 25,518	$ 35,588	$ 8,487